Income Tax - Schedule of Reconciles Singapore Statutory Rates (Details)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciles Singapore Statutory Rates [Abstract]
Singapore statutory income tax rate		17.00%	17.00%	17.00%
Change of fair value of contingent consideration		1.50%	(2.50%)	5.70%
Tax rate difference outside Singapore	[1]	(4.20%)	(14.00%)	2.40%
Preferential tax exemption effect		(0.20%)	1.00%	(3.30%)
Change in valuation allowance		3.20%	(0.10%)	(0.10%)
Others	[2]	1.00%	(4.20%)	0.80%
Effective tax rate		18.30%	(2.80%)	22.50%

[1]	It is due to tax rate difference of the entities incorporated in Hong Kong, Malaysia, PRC, England, Brazil, British Virgin Island, and Cayman Island.
[2]	Others mainly consisted of gain or loss from foreign exchange transaction which is non-deductible under local tax laws.